CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,481	$ 7,575
Short-term bank deposits	9,643	9,663
Trade receivables	14,789	11,786
Inventories	11,154	9,488
Other accounts receivable and prepaid expenses	607	602
Total current assets	38,674	39,114
LONG-TERM ASSETS:
Severance pay fund	65	56
Deferred tax asset, net	387	496
Operating lease right-of-use assets	6,272	5,911
Property and equipment, net	20,862	14,578
Total long-term assets	27,586	21,041
Total assets	66,260	60,155
CURRENT LIABILITIES:
Trade payables	6,047	7,367
Other accounts payable and accrued expenses	6,565	5,136
Short-term operating lease liabilities	1,100	827
Total current liabilities	13,712	13,330
LONG-TERM LIABILITIES:
Accrued severance pay	515	443
Long-term operating lease liabilities	5,296	5,190
Total long-term liabilities	5,811	5,633
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value – Authorized: 10,000,000 shares at December 31, 2025 and December 31, 2024; Issued and outstanding: 6,719,827 shares at December 31, 2025 and 6,714,040 shares at December 31, 2024	6,012	6,011
Additional paid-in capital	32,662	32,627
Foreign currency translation adjustments	6,111	664
Capital reserves	3,019	2,507
Accumulated deficit	(1,067)	(617)
Total shareholders' equity	46,737	41,192
Total liabilities and shareholders' equity	$ 66,260	$ 60,155